Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases	LEASES
We have certain operating leases for office space, computer equipment, and vehicles. Leased assets and leased liabilities are reported as a component of other assets and accounts payable, accrued expenses, and other liabilities, respectively, in our consolidated balance sheets. The leased assets represent our right to use an underlying asset for the lease term and the lease liabilities represent our obligation to make lease payments arising from the lease using an incremental borrowing rate to calculate the present value of the remaining lease payments.
Contracts are reviewed at inception to determine if they contain a lease and, if so, whether the lease qualifies as an operating or financing lease. We do not have material financing leases.
Operating leases are expensed on a straight-line basis over the term of the lease. In determining the lease term, we consider the probability of exercising renewal options. We elect to account for leases with both lease and non-lease components as a single lease component and to apply a portfolio approach to account for our vehicle leases.
The following table summarizes the carrying amounts of our operating leased assets and liabilities at December 31, along with key inputs used to discount our lease liabilities:

($ in millions)	2025	2024
Operating lease assets	$199	$193
Operating lease liabilities	$205	$196
Weighted-average remaining term	3.3 years	3.7 years
Weighted-average discount rate	5.0%	5.1%

At December 31, 2025, the following table shows our operating lease liabilities, on an undiscounted basis for the periods indicated:

(millions)	Commitments
2026	$90
2027	55
2028	36
2029	23
2030	12
Thereafter	6
Total	222
Interest	(17)
Present value of lease liabilities	$205
The operating lease expense for the years ended December 31, was as follows:

(millions)	Expense
2025	$110
2024	104
2023	94